Shareholder Fees - FidelityGrowthDiscoveryFund-KPRO	Aug. 29, 2024 USD ($)
FidelityGrowthDiscoveryFund-KPRO | Fidelity Growth Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none